Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (46,092)	$ (41,528)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	123	84
Non-cash gain on foreign currency remeasurement	31	0
Change in fair value of convertible notes	0	1,754
Non-cash share-based compensation	5,857	16,617
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(6,798)	(3,685)
Deferred tax assets	(631)	0
Other assets	(168)	(59)
Accounts payable	36	1,338
Accrued expenses and other liabilities	2,266	853
Net cash used in operating activities	(45,376)	(24,626)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(241)	(104)
Purchase of investments	0	(492)
Net cash used in investing activities	(241)	(596)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of options	1,047	0
Proceeds of issuance of preferred shares, net of issuance costs	0	61,316
Proceeds of issuance of ordinary shares, net of issuance costs	154,794	132,823
Net cash provided by financing activities	155,841	194,139
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(6,517)	2,633
Net increase in cash, cash equivalents and restricted cash	103,707	171,550
Cash, cash equivalents and restricted cash, beginning of the period	190,356	24,984
Cash, cash equivalents and restricted cash, end of the period	294,063	196,534
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Proceeds from exercise of options which were not received and recorded in other current assets	21	0
Deferred issuance costs included in accrued expenses	234	0
Conversion of convertible notes into convertible preferred shares	0	21,614
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	293,959	196,505
Restricted cash	104	29
Cash and cash equivalents	$ 294,063	$ 196,534